UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if amended [ ];	Amended Number:
This Amendment (check only one.):	[     ] is a restatement.
					[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place					Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  	 	     10/23/02

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:			1

Form 13F information table entry total:			78


Form 13F information table value total (x$1000):	$121,519


List of other included managers:  zero

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                                                  Artemis Investment Management
                                                             FORM 13F
                                                        September 30, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                	    Value   Shares/  Sh/ Put/ Invstmt    Other
Name of Issuer          Title of class    	CUSIP     (x$1000) Prn Amt   Prn Call Dscretn   Managers     Sole    Shared   None


3m Company                     COM              88579Y101      190   1730.00  SH       Sole                  1730.00
AFLAC Inc.                     COM              001055102      106   3450.00  SH       Sole                  3450.00
Accredo Health Inc             COM              00437V104     4072  85400.00  SH       Sole                 85400.00
Advo Inc.                      COM              007585102     3588 113000.00  SH       Sole                113000.00
Alcon                          COM              H01301102      272   7025.00  SH       Sole                  7025.00
Alliance Data Systems          COM              018581108      142   9390.00  SH       Sole                  9390.00
American Tower Corp.           COM              029912201      833 523755.00  SH       Sole                523755.00
Anadarko Petroleum Corp        COM              032511107      117   2620.00  SH       Sole                  2620.00
Anthem Inc                     COM              03674B104      239   3680.00  SH       Sole                  3680.00
Astoria Financial              COM              046265104      110   4525.00  SH       Sole                  4525.00
Biomet Inc.                    COM              090613100       69   2585.00  SH       Sole                  2585.00
Bisys Group                    COM              055472104      102   6075.00  SH       Sole                  6075.00
Borders Group Inc              COM              099709107     3923 248300.00  SH       Sole                248300.00
Brinker International          COM              109641100      242   9330.00  SH       Sole                  9330.00
CVS Corp                       COM              126650100      236   9300.00  SH       Sole                  9300.00
Claires Stores Inc.            COM              179584107      120   5495.00  SH       Sole                  5495.00
Compucredit                    COM              20478N100      115  21785.00  SH       Sole                 21785.00
Continental Airlines           COM              210795308      490  90900.00  SH       Sole                 90900.00
Cray Inc                       COM              225223106     1717 434690.00  SH       Sole                434690.00
DRS Technologies               COM              23330X100     5162 138700.00  SH       Sole                138700.00
DoubleClick Inc                COM              258609304     1515 294750.00  SH       Sole                294750.00
Duane Reade Inc.               COM              263578106     3079 192430.00  SH       Sole                192430.00
Eastman Chemical Co.           COM              277432100      199   5220.00  SH       Sole                  5220.00
Echostar Communications Corp   COM              278762109      235  13605.00  SH       Sole                 13605.00
Elizabeth Arden Inc.           COM              28660G106     2080 173500.00  SH       Sole                173500.00
Emcor Group                    COM              29084Q100     4052  81535.00  SH       Sole                 81535.00
Entercom Communications Corp.  COM              293639100     4713  99500.00  SH       Sole                 99500.00
Everest Re Group               COM              G3223R108      215   3925.00  SH       Sole                  3925.00
ExpressJet Holdings Inc        COM              30218U108       74   8015.00  SH       Sole                  8015.00
FMC Technologies               COM              30249U101     4939 294685.00  SH       Sole                294685.00
Fair Isacc & Company           COM              303250104      150   4585.00  SH       Sole                  4585.00
Fedex                          COM              31428X106      253   5050.00  SH       Sole                  5050.00
Fisher Scientific              COM              338032204     6254 206055.00  SH       Sole                206055.00
Flowserve Corp                 COM              34354P105     1464 146450.00  SH       Sole                146450.00
Foot Locker Inc.               COM              344849104     4022 402595.00  SH       Sole                402595.00
Gannett Co. Inc.               COM              364730101      245   3395.00  SH       Sole                  3395.00
Gap, Inc., The                 COM              364760108      241  22225.00  SH       Sole                 22225.00
Getty Images                   COM              374276103     3519 175400.00  SH       Sole                175400.00
Grainger, W.W.                 COM              384802104       89   2095.00  SH       Sole                  2095.00
Grant Pride Co                 COM              38821G101     2528 296000.00  SH       Sole                296000.00
Hubbell Harvey Inc B           COM              443510201       91   3140.00  SH       Sole                  3140.00
LCC International Inc.         COM              501810105      390 234700.00  SH       Sole                234700.00
Laboratory Corp of America     COM              50540R409      237   7030.00  SH       Sole                  7030.00
Lithia Motors                  COM              536797103     1259  74010.00  SH       Sole                 74010.00
Lowes Companies Inc.           COM              548661107      238   5740.00  SH       Sole                  5740.00
McGraw-Hill                    COM              580645109      230   3755.00  SH       Sole                  3755.00
Mediacom Communications Corp   COM              58446K105     1270 236500.00  SH       Sole                236500.00
Medsource Technology Inc.      COM              58505Y103      996 132400.00  SH       Sole                132400.00
Mettler Toledo International   COM              592688105      202   7775.00  SH       Sole                  7775.00
Micromuse                      COM              595094103      663 263200.00  SH       Sole                263200.00
Minerals Technologies          COM              603158106      222   5995.00  SH       Sole                  5995.00
Mohawk Industries              COM              608190104      218   4385.00  SH       Sole                  4385.00
Moody's Corp.                  COM              615369105      225   4635.00  SH       Sole                  4635.00
Newfield Exploration Company   COM              651290108       79   2365.00  SH       Sole                  2365.00
O'Reilly Automotive Inc.       COM              686091109     2862 100010.00  SH       Sole                100010.00
Omnicare Inc.                  COM              681904108     5493 260065.00  SH       Sole                260065.00
On Assignment                  COM              682159108     1569 189710.00  SH       Sole                189710.00
Pacer International Inc        COM              69373H106     2359 207855.00  SH       Sole                207855.00
Pall Corp.                     COM              696429307      230  14585.00  SH       Sole                 14585.00
Pentair Inc.                   COM              709631105      138   3700.00  SH       Sole                  3700.00
Pfizer, Inc.                   COM              717081103       86   2960.00  SH       Sole                  2960.00
Regal Entertainment Grp        COM              758766109     2491 139965.00  SH       Sole                139965.00
Regeneration Technologies Inc. COM              75886N100     2590 323805.00  SH       Sole                323805.00
Rehabcare Group                COM              759148109     4356 188325.00  SH       Sole                188325.00
SLM                            COM              78442P106      206   2210.00  SH       Sole                  2210.00
Sharper Image                  COM              820013100       76   4000.00  SH       Sole                  4000.00
Shaw Group Inc.                COM              820280105     3088 217490.00  SH       Sole                217490.00
Sicor Inc                      COM              825846108     4663 306600.00  SH       Sole                306600.00
Silgan Holdings                COM              827048109     1962  69000.00  SH       Sole                 69000.00
Smithfield Foods               COM              832248108     2992 190600.00  SH       Sole                190600.00
Sonic Automotive               COM              83545G102       95   5355.00  SH       Sole                  5355.00
Sourcecorp                     COM              836167106     3993 195650.00  SH       Sole                195650.00
Southwest Bancorp TX           COM              84476R109     1296  35600.00  SH       Sole                 35600.00
Supervalue Inc.                COM              868536103      165  10235.00  SH       Sole                 10235.00
Triad Hospitals                COM              89579K109     5184 136600.00  SH       Sole                136600.00
Valassis Communications        COM              918866104     3460  98650.00  SH       Sole                 98650.00
Varian Inc.                    COM              922206107     3899 141200.00  SH       Sole                141200.00
Wendy's International Inc.     COM              950590109      232   7005.00  SH       Sole                  7005.00
REPORT SUMMARY                 78 DATA RECORDS              121519            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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